Jan. 07, 2020
AdvisorShares Dorsey Wright Alpha Equal Weight ETF (Prospectus Summary) | AdvisorShares Dorsey Wright Alpha Equal Weight ETF
ADVISORSHARES DORSEY WRIGHT ALPHA EQUAL WEIGHT ETF NASDAQ Ticker: DWEQ

ADVISORSHARES TRUST

AdvisorShares Dorsey Wright Alpha Equal Weight ETF

NASDAQ ticker: DWEQ

Supplement dated January 6, 2020

to the Summary Prospectus and Prospectus dated December 25, 2019

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus for the AdvisorShares Dorsey Wright Alpha Equal Weight ETF (the "Fund") and should be read in conjunction with those documents.

Effective immediately, the first and second paragraphs under "Principal Investment Strategies" on page 2 of the Summary Prospectus and page 10 of the Prospectus are replaced with the following:

The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve its investment objective by investing in a concentrated portfolio of U.S. equity securities selected from a universe of the largest 1,000 U.S. equity securities based on market capitalization.

The Advisor allocates the Fund's portfolio using research from a disciplined and quantitative proprietary model (the "U.S. Equal Weight Model") developed by Dorsey, Wright and Associates, LLC ("DWA"). The U.S. Equal Weight Model utilizes a two-factor approach to invest generally in the top-ranked 40-50 large-cap equity securities on an equal-weighted basis. In constructing the model, industry sectors are first measured and ranked based on their relative strength, and individual equity securities are then selected from the top three sectors. The individual securities selections are also based on relative strength, with securities demonstrating both a buy or bullish signal and rising price momentum ranked higher by the model. The Fund's portfolio is rebalanced monthly and may experience high turnover.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a concentrated portfolio of U.S. equity securities selected from a universe of the largest 1,000 U.S. equity securities based on market capitalization.

The Advisor allocates the Fund’s portfolio using research from a disciplined and quantitative proprietary model (the “U.S. Equal Weight Model”) developed by Dorsey, Wright and Associates, LLC (“DWA”). The U.S. Equal Weight Model utilizes a two-factor approach to invest generally in the top-ranked 40-50 large-cap equity securities on an equal-weighted basis. In constructing the model, industry sectors are first measured and ranked based on their relative strength, and individual equity securities are then selected from the top three sectors. The individual securities selections are also based on relative strength, with securities demonstrating both a buy or bullish signal and rising price momentum ranked higher by the model. The Fund’s portfolio is rebalanced monthly and may experience high turnover.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.